                                  CERTIFICATION



Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of the Berger Growth Fund, Inc. (f/k/a the One Hundred Fund, Inc.), (the "Registrant"). Registrant's 1933 Act No. is 02-25384 and Registrant's 1940 Act No. is 811-01382.

          There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in the Post-Effective Amendment No. 62 ("PEA No. 62") on January 28, 2000, pursuant to Rule 485(a) of the 1933 Act, which became effective January 31, 2000 pursuant to Order of the Commission.

     2.   The text of PEA No. 62 has been filed electronically.

DATED:  February 3, 2000

                                            Berger Growth Fund, Inc.
                                            (f/k/a the One Hundred Fund, Inc.)

                                            /s/  Janice M. Teague

                                            By:  Janice M. Teague
                                            Vice President